REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2021
REVENUE FROM CONTRACTS WITH CUSTOMERS
Schedule of disaggregated revenues

The following tables present the Group’s revenues disaggregated by the nature of the product or service:

	Years Ended December 31,
	2019	2020	2021
Room revenues	7,057	5,735	7,024
Food and beverage revenues	351	608	694
Others	310	565	400
Leased and owned hotels revenue	7,718	6,908	8,118
Initial one-time franchise fee	93	110	109
On-going management and service fees	1,228	1,057	1,479
Central reservation system usage fees, other system maintenance and support fees	908	908	1,399
Reimbursements for hotel manager fees	581	657	897
Other fees	532	404	520
Manachised and franchised hotels revenue	3,342	3,136	4,404
Other revenues	152	152	263
Total revenues	11,212	10,196	12,785

Schedule of contract balances

The Group’s contract assets are insignificant at December 31, 2020 and 2021.

	As of December 31,
	2020	2021
Current contract liabilities	1,272	1,366
Long-term contract liabilities	662	785
Total contract liabilities	1,934	2,151

The contract liabilities balances above which are classified as deferred revenue on the consolidated balance sheet, as of December 31, 2020 and 2021 were comprised of the following:

	As of December 31,
	2020	2021
Initial fees received from franchisees owners	924	1,074
Cash received for membership fees and not recognized as revenue	430	519
Advances received from customers	529	505
Deferred revenue related to the loyalty program	51	53
Total	1,934	2,151